SEMI-ANNUAL CONDENSED CONSOLIDATED CASH FLOW STATEMENT - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Operating activities
Profit	€ 28,433	€ 47,902
Income taxes	18,052	20,116
Depreciation, amortization and impairment of assets	124,934	128,422
Financial income	(9,373)	(21,207)
Financial expenses	28,989	25,408
Foreign exchange losses/(gains)	3,082	(10,214)
Accruals to the provision for obsolete inventory	18,290	14,974
Accruals/(Releases) for other provisions	643	(5,963)
Result from investments accounted for using the equity method	(644)	(659)
Other non-cash expenses, net	25,696	18,575
Change in inventories	(45,374)	(26,689)
Change in trade receivables	39,266	26,533
Change in trade payables including customer advances	(3,877)	(17,479)
Change in other operating assets and liabilities	(28,303)	(52,628)
Interest paid	(20,564)	(20,653)
Income taxes paid	(21,423)	(20,724)
Net cash flows from operating activities	157,827	105,714
Investing activities
Payments for property, plant and equipment	(48,887)	(42,051)
Payments for intangible assets	(15,104)	(11,907)
Payments related to right-of-use assets	0	(1,800)
Proceeds from disposals of non-current financial assets	150	287
Payments for purchases of non-current financial assets	(3,079)	(540)
Proceeds from disposals of current financial assets and derivative instruments	27,022	10,572
Payments for acquisitions of current financial assets and derivative instruments	(15,608)	(4,250)
Business combinations, net of cash acquired	(1,133)	0
Acquisition of investments accounted for using the equity method	0	(355)
Net cash flows used in investing activities	(56,639)	(50,044)
Financing activities
Proceeds from borrowings	95,315	139,926
Repayments of borrowings	(117,762)	(166,500)
Repayments of other non-current financial liabilities	0	(110)
Payments of lease liabilities	(74,633)	(73,065)
Deferred payments for business combinations	0	(4,673)
Dividends paid to non-controlling interests	(1,254)	(1,703)
Contribution from non-controlling interests	795	583
Payments for acquisition of non-controlling interests	(3)	0
Net cash flows used in financing activities	(97,542)	(105,542)
Effects of exchange rate changes on cash and cash equivalents	2,948	(9,362)
Net increase/(decrease) in cash and cash equivalents	6,594	(59,234)
Cash and cash equivalents at the beginning of the period	220,121	219,130
Cash and cash equivalents at the end of the period	€ 226,715	€ 159,896